Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Warrants At Fair Value Of Explanatory [Abstract]
Schedule of warrants valuation assumptions of investors' warrants
As of March 8, 2018 (Reclassification to premium)

Risk-free interest rate (1)	2.61%
Expected volatility (2)	65.5%
Contractual term life (in years) (3)	4.5
Dividend yield (4)	0%
(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option. If the change in standard deviation for that warrants shifted +/- 5%, the impact on the 2018 profit or loss would be $162 thousands and $159 thousands, respectively. The higher the standard deviation, the higher the fair value.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.